Pensions and other post-retirement benefits - Narrative (Details) £ in Millions	12 Months Ended
	Mar. 31, 2021 GBP (£) plan	Mar. 31, 2020 GBP (£)	Mar. 31, 2019 GBP (£)	Dec. 31, 2020 GBP (£)
Disclosure of defined benefit plans [line items]
Employer contributions	£ 274.0	£ 327.0	£ 419.0
Past service cost – plan amendments	£ 0.0	0.0	34.0
Pensions | US
Disclosure of defined benefit plans [line items]
Number of defined benefit plans | plan	4
Employer contributions	£ 110.0	153.0	231.0
Weighted average duration of defined benefit obligation	14 years
Past service cost – plan amendments	£ 0.0	£ 0.0	£ 0.0
Pensions | US | Active members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	35.00%	36.00%	37.00%
Pensions | US | Deferred members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	9.00%	9.00%	9.00%
Pensions | US | Pensioner members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	56.00%	55.00%	54.00%
Pensions | UK
Disclosure of defined benefit plans [line items]
Employer contributions	£ 138.0	£ 156.0	£ 174.0
Weighted average duration of defined benefit obligation	14 years
Past service cost – plan amendments	£ 0.4	£ 0.0	£ 34.0
Pensions | UK | Active members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	8.00%	8.00%	10.00%
Pensions | UK | Deferred members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	14.00%	14.00%	16.00%
Pensions | UK | Pensioner members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	78.00%	78.00%	74.00%
Other post-retirement benefits | US
Disclosure of defined benefit plans [line items]
Employer contributions	£ 26.0	£ 18.0	£ 14.0
Weighted average duration of defined benefit obligation	17 years
Past service cost – plan amendments	£ 0.0	£ 0.0	£ 0.0
Other post-retirement benefits | US | Active members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	34.00%	35.00%	39.00%
Other post-retirement benefits | US | Pensioner members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	66.00%	65.00%	61.00%
The National Grid YouPlan (YouPlan)
Disclosure of defined benefit plans [line items]
Defined contribution plan, employer matching contribution percent of gross pay	12.00%
National Grid UK Retirement Plan (NGUKRP)
Disclosure of defined benefit plans [line items]
Defined contribution plan, employer matching contribution percent of gross pay	12.00%
NG UKPS | Pensions
Disclosure of defined benefit plans [line items]
Actuarial loss arising from buy-in arrangement	£ (100.0)	£ (700.0)
Section A of NGUKPS | UK
Disclosure of defined benefit plans [line items]
Maximum guarantee payable	£ 1,000.0
Section A of NGUKPS | Pensions
Disclosure of defined benefit plans [line items]
Gilts exchanged for buy-in policy		2,800.0		£ 800.0
Section A of NGUKPS | Pensions | UK
Disclosure of defined benefit plans [line items]
Contribution rate to meet future benefit accrual, percentage of pensionable earnings			51.80%
Section B of NGUKPS | Pensions
Disclosure of defined benefit plans [line items]
Gilts exchanged for buy-in policy		£ 1,600.0
Section B of NGUKPS | Pensions | UK
Disclosure of defined benefit plans [line items]
Contribution rate to meet future benefit accrual, percentage of pensionable earnings			51.40%
Contribution paid			£ 34.0
NGEG of ESPS | Pensions | UK
Disclosure of defined benefit plans [line items]
Contribution rate to meet future benefit accrual, percentage of pensionable earnings	44.00%
NGEG of ESPS | Pensions | UK | Time Period, 2020 to 2022
Disclosure of defined benefit plans [line items]
Contributions payable per year	£ 54.0
NGEG of ESPS | Pensions | UK | Time Period, 2023
Disclosure of defined benefit plans [line items]
Contributions payable per year	£ 26.0